Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial risk management [Abstract]
Disclosure of credit risk [text block]	The Group's exposure to the risk of changes in market interest rates arises primarily from financial investments and deposits both subject to variable interest rates, principally the CDI rate. The Group conducted a sensitivity analysis of the interest rate risks to which the financial instruments are exposed as of December 31, 2022. For this analysis, the Group adopted as a probable scenario for 2023 interest rates of 12.4% for the CDI. As a result, financial income (with respect to financial investments) and financial expense (with respect to certificate of deposit, corporate securities, bank accounts and interbank deposits) would be impacted as follows:

Transaction	Interest rate risk	Book Value	Scenario with maintaining of CDI (13.65%)	Probable scenario with decrease to 12.40%

Short-term investment	100% of CDI	1,829,097	249,672	226,808
Financial investments	100% of CDI	1,103,299	150,600	136,809
Certificate of Deposit (i)	117% of CDI	9,806,062	(1,566,077)	(1,422,663)
Certificate of Deposit - related party	109% of CDI	533,186	(79,330)	(72,065)
Interbank deposits	111% of CDI	2,101,152	(318,356)	(289,203)
Corporate securities (iii)	141% of CDI	88,074	(16,951)	(15,399)
Bank accounts	69% of CDI	7,470,978	(703,654)	(639,217)
Total			(2,284,096)	(2,074,930)

Disclosure of maturity analysis for non-derivative financial liabilities
The table below shows the PagSeguro Group’s non-derivative financial liabilities divided into the relevant maturity group based on the remaining period from the balance sheet date and the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Due within 30 days	Due within 31 to 120 days	Due within 121 to 180 days	Due within 181 to 360 days	Due to 361 days or more days

On December 31, 2022
Payables to third parties	13,354,285	1,717,388	856,011	2,060,455	84,759
Trade payables	397,335	50,975	309	482	—
Trade payables to related parties	—	62,559	30,390	506,671	—
Deposits	876,415	3,384,194	2,075,859	4,521,112	2,198,340

On December 31, 2021
Payables to third parties	10,415,882	1,770,271	504,444	526,553	—
Trade payables	573,570	4,339	95	—	—
Trade payables to related parties	—	259,216	5,691	323,203	—
Deposits	655,289	1,073,239	334,942	1,201,888	90,595
Borrowings	—	—	—	1,114,211	—